Leases	4 Months Ended	12 Months Ended
	Apr. 20, 2021	Dec. 31, 2020
Leases, Operating [Abstract]
Leases of Lessor Disclosure

3. LEASES
Lessor—The majority of our leases are largely similar in that the leased asset is retail space within our properties, and the lease agreements generally contain similar provisions and features, without substantial variations. All of our leases are currently classified as operating leases. Lease income related to our operating leases was as follows for the three months ended March 31, 2021 and 2020 (in thousands):

	March 31, 2021	March 31, 2020
Rental income related to fixed lease payments(1)	$94,966	$96,027
Rental income related to variable lease payments(1)	31,401	31,838
Straight-line rent amortization(2)	1,369	2,309
Amortization of lease assets	827	779
Lease buyout income	797	94
Adjustments for collectibility(2)(3)	(1,737)	(2,581)
Total rental income	$127,623	$128,466
(1)Includes rental income related to lease payments before assessing for collectibility.
(2)Includes revenue adjustments for non-creditworthy tenants.
(3)Contains general reserves; excludes reserves for straight-line rent amortization.
Approximate future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of March 31, 2021, assuming no new or renegotiated leases or option extensions on lease agreements, and including the impact of rent abatements, payment plans, and tenants who have been moved to the cash basis of accounting for revenue recognition purposes are as follows (in thousands):

Year	Amount
Remaining 2021	$284,609
2022	351,031
2023	303,854
2024	248,929
2025	193,599
Thereafter	470,135
Total	$1,852,157
In response to the COVID-19 pandemic, we executed payment plans with our tenants. As of April 20, 2021, we have $5.2 million of outstanding payment plans with our tenants, and we had recorded rent abatements totaling approximately $4.4 million during 2021. These payment plans and rent abatements represented approximately 1.4% and 1.1% of our wholly-owned portfolio’s annualized base rent (“ABR”), respectively. As of April 20, 2021, approximately 85% of payments are scheduled to be received by December 31, 2021 for all executed payment plans, and the weighted-average remaining term over which we expect to receive payment on executed payment plans is approximately twelve months. For the three months ended March 31, 2021 and 2020, we had $4.8 million and $2.8 million, respectively, in unfavorable monthly revenue adjustments for tenants not considered creditworthy. These amounts include the estimated impact of tenants who have filed for bankruptcy. Revenue for tenants deemed non-creditworthy is only recorded as cash is received.
No single tenant comprised 10% or more of our aggregate ABR as of March 31, 2021. As of March 31, 2021, our wholly-owned real estate investments in Florida and California represented 12.4% and 10.4% of our ABR, respectively. As a result, the geographic concentration of our portfolio makes it particularly susceptible to adverse weather or economic events, including the impact of the COVID-19 pandemic, in the Florida and California real estate markets.
Lessee—Lease assets and liabilities, grouped by balance sheet line where they are recorded, consisted of the following as of March 31, 2021 and December 31, 2020 (in thousands):

Balance Sheet Information	Balance Sheet Location	March 31, 2021	December 31, 2020
ROU assets, net - operating leases	Investment in Real Estate	$4,032	$3,867
ROU assets, net - operating and finance leases	Other Assets, Net	1,260	1,438
Operating lease liability	Accounts Payable and Other Liabilities	5,774	5,731
Finance lease liability	Debt Obligations, Net	91	164

3. LEASES
Lessor—The majority of our leases are largely similar in that the leased asset is retail space within our properties, and the lease agreements generally contain similar provisions and features, without substantial variations. All of our leases are currently classified as operating leases. Lease income related to our operating leases was as follows as of December 31, 2020 and 2019 (dollars in thousands):

	2020	2019
Rental income related to fixed lease payments(1)	$380,439	$385,948
Rental income related to variable lease payments(1)	125,256	127,790
Straight-line rent amortization(2)	3,258	9,003
Amortization of lease assets	3,138	4,138
Lease buyout income	1,237	1,166
Adjustments for collectibility(2)(3)	(27,845)	(5,775)
Total rental income	$485,483	$522,270
(1)Includes rental income related to lease payments before assessing for collectibility.
(2)Includes revenue adjustments for non-creditworthy tenants.
(3)Contains general reserves; excludes reserves for straight-line rent amortization.
Approximate future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of December 31, 2020, assuming no new or renegotiated leases or option extensions on lease agreements, and including the impact of rent abatements, payment plans, and tenants who have been moved to the cash basis of accounting for revenue recognition purposes are as follows (in thousands):

Year	Amount
2021	$374,203
2022	339,952
2023	291,884
2024	236,076
2025	179,406
Thereafter	430,799
Total	$1,852,320
In response to the COVID-19 pandemic, we executed payment plans with our tenants. For tenants active as of March 8, 2021, we had agreed to defer approximately $8.6 million in rent and related charges, and we had granted abatements totaling approximately $4.2 million. These payment plans and rent abatements represented approximately 2% and 1% of our wholly-owned portfolio’s annualized base rent (“ABR”), respectively. As of March 8, 2021, approximately 87% of payments are scheduled to be received through December 31, 2021 for all executed payment plans, and the weighted-average remaining term over which we expect to receive payment on executed payment plans is approximately eleven months. For the years ended December 31, 2020 and 2019, we had $28.1 million and $3.9 million, respectively, in monthly revenue that will not be recognized until cash is collected or the tenant resumes regular payments and/or is considered creditworthy. These amounts include the estimated impact of tenants who have filed for bankruptcy.
No single tenant comprised 10% or more of our ABR as of December 31, 2020. As of December 31, 2020, our real estate investments in Florida and California represented 12.3% and 10.4% of our ABR, respectively. As a result, the geographic concentration of our portfolio makes it particularly susceptible to adverse weather or economic events, including the impact of the COVID-19 pandemic, in the Florida and California real estate markets.
Leases of Lessee Disclosure

3. LEASES
Lessor—The majority of our leases are largely similar in that the leased asset is retail space within our properties, and the lease agreements generally contain similar provisions and features, without substantial variations. All of our leases are currently classified as operating leases. Lease income related to our operating leases was as follows for the three months ended March 31, 2021 and 2020 (in thousands):

	March 31, 2021	March 31, 2020
Rental income related to fixed lease payments(1)	$94,966	$96,027
Rental income related to variable lease payments(1)	31,401	31,838
Straight-line rent amortization(2)	1,369	2,309
Amortization of lease assets	827	779
Lease buyout income	797	94
Adjustments for collectibility(2)(3)	(1,737)	(2,581)
Total rental income	$127,623	$128,466
(1)Includes rental income related to lease payments before assessing for collectibility.
(2)Includes revenue adjustments for non-creditworthy tenants.
(3)Contains general reserves; excludes reserves for straight-line rent amortization.
Approximate future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of March 31, 2021, assuming no new or renegotiated leases or option extensions on lease agreements, and including the impact of rent abatements, payment plans, and tenants who have been moved to the cash basis of accounting for revenue recognition purposes are as follows (in thousands):

Year	Amount
Remaining 2021	$284,609
2022	351,031
2023	303,854
2024	248,929
2025	193,599
Thereafter	470,135
Total	$1,852,157
In response to the COVID-19 pandemic, we executed payment plans with our tenants. As of April 20, 2021, we have $5.2 million of outstanding payment plans with our tenants, and we had recorded rent abatements totaling approximately $4.4 million during 2021. These payment plans and rent abatements represented approximately 1.4% and 1.1% of our wholly-owned portfolio’s annualized base rent (“ABR”), respectively. As of April 20, 2021, approximately 85% of payments are scheduled to be received by December 31, 2021 for all executed payment plans, and the weighted-average remaining term over which we expect to receive payment on executed payment plans is approximately twelve months. For the three months ended March 31, 2021 and 2020, we had $4.8 million and $2.8 million, respectively, in unfavorable monthly revenue adjustments for tenants not considered creditworthy. These amounts include the estimated impact of tenants who have filed for bankruptcy. Revenue for tenants deemed non-creditworthy is only recorded as cash is received.
No single tenant comprised 10% or more of our aggregate ABR as of March 31, 2021. As of March 31, 2021, our wholly-owned real estate investments in Florida and California represented 12.4% and 10.4% of our ABR, respectively. As a result, the geographic concentration of our portfolio makes it particularly susceptible to adverse weather or economic events, including the impact of the COVID-19 pandemic, in the Florida and California real estate markets.
Lessee—Lease assets and liabilities, grouped by balance sheet line where they are recorded, consisted of the following as of March 31, 2021 and December 31, 2020 (in thousands):

Balance Sheet Information	Balance Sheet Location	March 31, 2021	December 31, 2020
ROU assets, net - operating leases	Investment in Real Estate	$4,032	$3,867
ROU assets, net - operating and finance leases	Other Assets, Net	1,260	1,438
Operating lease liability	Accounts Payable and Other Liabilities	5,774	5,731
Finance lease liability	Debt Obligations, Net	91	164

Lessee—Lease assets and liabilities, grouped by balance sheet line where they are recorded, consisted of the following as of December 31, 2020 and 2019 (in thousands):

Balance Sheet Information	Balance Sheet Location	2020	2019
ROU assets, net - operating leases	Investment in Real Estate	$3,867	$7,613
ROU assets, net - operating and finance leases	Other Assets, Net	1,438	2,111
Operating lease liability	Accounts Payable and Other Liabilities	5,731	9,453
Finance lease liability	Debt Obligations, Net	164	443
During the year ended December 31, 2020, one of our acquisitions was land upon which one of our shopping centers is situated. This land was previously subject to a ground lease in which the lessor controlled an option requiring us to purchase the land subject to the lease, and our valuation of the ROU asset and lease liability as of December 31, 2019 for this ground lease reflected the assumption that the lessor would exercise this option and that we would purchase the underlying land asset.
As of December 31, 2020, the weighted-average remaining lease term was approximately two years for finance leases and 20 years for operating leases. The weighted-average discount rate was 3.5% for finance leases and 4.1% for operating leases.
Future undiscounted payments for fixed lease charges by lease type, inclusive of options reasonably certain to be exercised, are as follows as of December 31, 2020 (in thousands):

	Undiscounted
Year	Operating	Finance
2021	$831	$102
2022	805	29
2023	654	24
2024	528	16
2025	297	—
Thereafter	5,781	—
Total undiscounted cash flows from leases	8,896	171
Total lease liabilities recorded at present value	5,731	164
Difference between undiscounted cash flows and present value of lease liabilities	$3,165	$7